Significant accounting policies - Trade Payables (Details)	12 Months Ended
Mar. 31, 2021
Trade Payable [Line Items]
Non-cash refunds, maximum period	21 days
Minimum
Trade Payable [Line Items]
Legal expiration period	3 years
Maximum
Trade Payable [Line Items]
Legal expiration period	30 years